Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Monetary assets
Cash and cash equivalents	$ 696,089	$ 226,045	$ 192,683
Accounts receivable	10,187	11,577
Long-term investments - common shares held	255,535	59,941	$ 196,241
Long-term investments - warrants held	560	1,536
Convertible note receivable	0	17,086
Other long-term assets	11,718	15,211
Monetary liabilities
Accounts payable and accrued liabilities	12,570	13,939
Lease Liability	2,052
Pension liability	3,524	2,685
Currency risk [member]
Monetary assets
Cash and cash equivalents	311	1,567
Accounts receivable	739	155
Long-term investments - common shares held	60,443	59,517
Long-term investments - warrants held	560	1,536
Convertible note receivable		17,086
Non-revolving term loan		816
Other long-term assets	3,308	3,534
Total Canadian dollar denominated monetary assets	65,361	84,211
Monetary liabilities
Accounts payable and accrued liabilities	8,180	9,001
Performance share units	16,971	21,079
Lease Liability	1,315	1,919
Pension liability	3,524	2,685
Total Canadian dollar denominated monetary liabilities	$ 29,990	$ 34,684